Changes in the Carrying Amount of Goodwill (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill [Line Items]
Beginning Balance		¥ 18,250		¥ 18,536
Goodwill acquired		3,998		978
Goodwill disposed				(1,265)
Foreign currency translation and other adjustments				1
Ending Balance		22,248	$ 3,410	18,250
iQIYI
Goodwill [Line Items]
Beginning Balance		3,888		3,888
Ending Balance		3,888	596	3,888
Baidu Core
Goodwill [Line Items]
Beginning Balance		14,362		14,648
Goodwill acquired		3,998		978
Goodwill disposed	[1]			(1,265)
Foreign currency translation and other adjustments				1
Ending Balance		¥ 18,360	$ 2,814	¥ 14,362

[1]	(i) Disposition during the year ended December 31, 2019 was primarily related to the disposal of a subsidiary (Note 4).